VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Par (000’s)	Value
CORPORATE BONDS: 98.1%
Australia: 1.6%
Buckeye Partners LP
3.95%, 12/01/26	$15,376	$14,092,027
4.12%, 12/01/27	10,264	9,297,080
4.35%, 10/15/24	7,689	7,450,433
5.60%, 10/15/44	7,702	5,884,097
5.85%, 11/15/43	10,257	7,860,759
		44,584,396
Canada: 1.8%
Bombardier, Inc. 144A 7.45%, 05/01/34 †	13,019	13,248,514
Methanex Corp.
4.25%, 12/01/24 †	7,700	7,436,006
5.25%, 12/15/29 †	17,911	16,491,374
5.65%, 12/01/44	7,708	6,373,532
TransAlta Corp. 6.50%, 03/15/40	7,940	7,660,212
		51,209,638
Finland: 0.5%
Nokia Oyj 6.62%, 05/15/39	13,232	13,500,610
Germany: 1.0%
Dresdner Funding Trust I 144A 8.15%, 06/30/31	25,673	27,855,205
Ireland: 2.1%
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	17,938	17,368,379
4.38%, 03/15/26	17,931	17,001,009
4.40%, 06/15/30	19,197	16,870,516
4.90%, 12/15/44 †	7,819	5,834,850
		57,074,754
Italy: 4.9%
Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	51,103	49,873,003
Telecom Italia Capital SA
6.00%, 09/30/34	25,611	20,586,122
6.38%, 11/15/33	25,552	21,754,079
7.20%, 07/18/36	25,576	21,760,572
7.72%, 06/04/38	25,600	22,121,088
		136,094,864
United Kingdom: 3.7%
Marks & Spencer Plc 144A 7.12%, 12/01/37	7,673	6,967,160
Rolls-Royce Plc 144A 3.62%, 10/14/25	25,764	24,024,930
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	19,300	19,398,937
Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	51,136	52,731,699
		103,122,726
	Par (000’s)	Value
United States: 82.5%
Apache Corp.
4.25%, 01/15/30 †	$14,615	$13,389,825
4.38%, 10/15/28 †	8,329	7,710,471
4.75%, 04/15/43	10,959	8,687,090
5.10%, 09/01/40	34,101	29,822,177
5.25%, 02/01/42	10,224	8,599,304
5.35%, 07/01/49	9,907	8,217,260
6.00%, 01/15/37	11,349	10,763,392
Bath & Body Works, Inc. 6.95%, 03/01/33 †	8,949	8,015,306
Bed Bath & Beyond, Inc. 5.17%, 08/01/44	16,605	877,408
Brightsphere Investment Group, Inc. 4.80%, 07/27/26	7,064	6,562,279
Brinker International, Inc. 144A 5.00%, 10/01/24 †	8,909	8,727,613
Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	8,952	9,362,002
Delta Air Lines, Inc.
2.90%, 10/28/24	23,008	21,969,879
3.75%, 10/28/29 †	12,122	10,741,304
4.38%, 04/19/28 †	10,507	9,776,501
Diversified Healthcare Trust
4.75%, 05/01/24	6,523	5,700,417
4.75%, 02/15/28	12,953	7,911,110
DPL, Inc. 4.35%, 04/15/29	10,495	9,597,598
Embarq Corp. 8.00%, 06/01/36	36,850	17,840,375
EnLink Midstream Partners LP
4.15%, 06/01/25	10,795	10,413,073
5.05%, 04/01/45	11,513	9,063,232
5.45%, 06/01/47	12,798	10,659,015
5.60%, 04/01/44	8,956	7,510,591
EQM Midstream Partners LP
4.00%, 08/01/24 †	7,702	7,460,080
4.12%, 12/01/26	12,799	11,594,216
5.50%, 07/15/28	21,747	20,087,051
6.50%, 07/15/48 †	14,088	10,867,624
FirstEnergy Corp.
1.60%, 01/15/26	7,695	6,915,220
2.05%, 03/01/25	7,708	7,252,748
2.25%, 09/01/30	11,541	9,492,357
2.65%, 03/01/30	15,363	13,146,119
3.40%, 03/01/50	21,756	15,482,113
4.15%, 07/15/27	38,386	36,731,563
5.10%, 07/15/47	15,521	14,335,661
7.38%, 11/15/31	16,806	19,432,778
Fluor Corp.
3.50%, 12/15/24 †	9,851	9,538,544
4.25%, 09/15/28 †	15,459	14,436,542
Ford Holdings LLC 9.30%, 03/01/30	4,804	5,547,779
Ford Motor Co. 4.35%, 12/08/26 †	24,409	23,787,476

1

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
United States (continued)
4.75%, 01/15/43	$32,545	$25,441,992
5.29%, 12/08/46	21,138	17,458,720
6.62%, 10/01/28 †	7,280	7,591,584
7.40%, 11/01/46 †	6,512	6,725,594
7.45%, 07/16/31 †	17,407	18,695,309
Ford Motor Credit Co. LLC
3.66%, 09/08/24	12,220	11,777,289
3.81%, 11/02/27	12,212	11,036,351
4.06%, 11/01/24	24,406	23,667,078
4.13%, 08/04/25	22,778	21,781,121
4.27%, 01/09/27	14,663	13,722,108
4.39%, 01/08/26	19,522	18,763,668
4.54%, 08/01/26	12,219	11,614,159
4.69%, 06/09/25	9,767	9,497,703
5.11%, 05/03/29 †	24,216	22,983,345
5.58%, 03/18/24	24,415	24,267,561
Frontier Florida LLC 6.86%, 02/01/28	7,887	7,329,744
Genting New York LLC / GENNY Capital, Inc. 144A 3.30%, 02/15/26	13,654	12,226,888
Genworth Holdings, Inc. 6.50%, 06/15/34	7,338	6,594,632
Global Marine, Inc. 7.00%, 06/01/28	6,691	5,352,800
HB Fuller Co. 4.00%, 02/15/27 †	7,742	7,168,086
Hillenbrand, Inc. 5.00%, 09/15/26	9,790	9,457,365
Howmet Aerospace, Inc.
5.90%, 02/01/27	16,014	16,314,182
5.95%, 02/01/37	16,012	16,182,768
6.75%, 01/15/28	7,701	8,088,514
Kohl’s Corp.
3.62%, 05/01/31 †	12,820	9,515,773
4.25%, 07/17/25 †	9,035	8,679,111
5.55%, 07/17/45 †	10,945	7,211,585
Las Vegas Sands Corp.
2.90%, 06/25/25	12,818	12,007,407
3.20%, 08/08/24	44,782	43,113,146
3.50%, 08/18/26	25,597	23,863,088
3.90%, 08/08/29	19,228	17,249,831
Lumen Technologies, Inc.
6.88%, 01/15/28	7,561	6,135,336
7.60%, 09/15/39	13,291	8,983,985
Macy’s Retail Holdings LLC
4.30%, 02/15/43	6,398	3,975,717
4.50%, 12/15/34	9,375	6,897,984
5.12%, 01/15/42	6,394	4,324,838
Mattel, Inc.
5.45%, 11/01/41 †	7,777	6,664,227
6.20%, 10/01/40	6,490	6,032,780
Murphy Oil Corp.
6.12%, 12/01/42	8,686	7,144,256
7.05%, 05/01/29	6,400	6,559,392
Navient Corp. 5.62%, 08/01/33	15,630	12,138,361
Newell Brands, Inc.
	Par (000’s)	Value
United States (continued)
4.45%, 04/01/26	$50,780	$48,300,413
5.62%, 04/01/36	10,785	9,619,411
5.75%, 04/01/46	17,066	14,203,861
Nordstrom, Inc.
2.30%, 04/08/24	6,405	6,086,255
4.00%, 03/15/27 †	8,982	7,768,924
4.25%, 08/01/31 †	10,889	8,192,121
4.38%, 04/01/30	12,814	10,298,163
5.00%, 01/15/44 †	24,720	16,712,203
6.95%, 03/15/28 †	7,704	7,491,447
Occidental Petroleum Corp.
0.00%, 10/10/36 ^	18,803	9,545,122
2.90%, 08/15/24	16,476	15,810,225
3.40%, 04/15/26	7,166	6,791,033
3.50%, 08/15/29 †	7,243	6,685,739
4.10%, 02/15/47	6,650	5,320,000
4.20%, 03/15/48	7,782	6,159,425
4.40%, 04/15/46	10,886	8,931,745
4.40%, 08/15/49	7,130	5,720,160
4.62%, 06/15/45	7,481	6,260,821
5.55%, 03/15/26	21,459	21,699,985
6.20%, 03/15/40	18,581	18,797,277
6.45%, 09/15/36	43,798	46,122,141
6.60%, 03/15/46	28,574	30,465,170
7.50%, 05/01/31	22,279	24,817,692
7.88%, 09/15/31	12,284	13,927,538
7.95%, 06/15/39	8,256	9,482,883
Oceaneering International, Inc.
4.65%, 11/15/24	10,231	9,935,792
6.00%, 02/01/28	7,684	7,357,760
Office Properties Income Trust
2.40%, 02/01/27	8,981	6,908,689
2.65%, 06/15/26	7,698	6,187,417
3.45%, 10/15/31 †	10,249	7,198,836
4.25%, 05/15/24	8,985	8,722,435
4.50%, 02/01/25	16,643	15,491,115
Ohio National Financial Services, Inc. 144A
5.80%, 01/24/30	10,899	10,389,008
6.62%, 05/01/31	6,426	6,286,151
Pacific Western Bank 3.25% (Term SOFR USD 3 Month+2.52%), 05/01/31	10,245	9,663,231
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 †	12,595	11,419,950
5.15%, 11/15/29	9,003	8,420,133
Qwest Corp. 7.25%, 09/15/25	6,386	6,403,114
Resorts World Las Vegas LLC / RWLV Capital, Inc. Reg S
4.62%, 04/16/29	25,675	21,018,381
4.62%, 04/06/31	9,065	7,003,652
Rockies Express Pipeline LLC 144A
3.60%, 05/15/25	10,248	9,707,029
4.80%, 05/15/30	8,964	7,997,277

2

	Par (000’s)	Value
United States (continued)
4.95%, 07/15/29	$14,076	$12,739,449
6.88%, 04/15/40	12,817	10,879,666
7.50%, 07/15/38	6,419	5,946,786
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 †	12,816	10,109,004
7.50%, 10/15/27	7,689	7,153,884
Royal Caribbean Cruises Ltd. 144A 11.50%, 06/01/25	35,627	38,299,559
Safeway, Inc. 7.25%, 02/01/31	6,925	7,050,827
Seagate HDD Cayman
4.09%, 06/01/29 †	12,804	11,363,550
4.12%, 01/15/31	7,575	6,371,787
4.75%, 01/01/25	12,279	12,018,561
4.88%, 03/01/24	12,800	12,681,600
4.88%, 06/01/27 †	12,937	12,558,205
5.75%, 12/01/34 †	12,546	11,523,689
Sealed Air Corp. 144A 6.88%, 07/15/33	11,718	12,193,223
Service Properties Trust
3.95%, 01/15/28 †	10,256	7,824,097
4.35%, 10/01/24	21,110	19,934,490
4.38%, 02/15/30 †	10,250	7,462,513
4.50%, 03/15/25	8,958	8,118,501
4.65%, 03/15/24	8,983	8,757,758
4.75%, 10/01/26	11,540	9,544,330
4.95%, 02/15/27	10,249	8,398,489
4.95%, 10/01/29	10,887	8,179,566
5.25%, 02/15/26	8,964	7,774,255
Southeast Supply Header LLC 144A 4.25%, 06/15/24	10,401	9,842,102
Southwestern Energy Co. 5.70%, 01/23/25	10,148	10,073,412
Spirit AeroSystems, Inc.
3.85%, 06/15/26	7,772	7,313,646
4.60%, 06/15/28 †	18,014	15,168,287
Sprint Capital Corp.
6.88%, 11/15/28	63,287	67,789,991
8.75%, 03/15/32	51,093	63,168,831
Steelcase, Inc. 5.12%, 01/18/29	11,756	10,510,511
Tenet Healthcare Corp. 6.88%, 11/15/31	9,478	8,746,119
Toledo Hospital/The
4.98%, 11/15/45	7,057	4,341,114
5.33%, 11/15/28	8,243	6,756,007
6.01%, 11/15/48	10,284	6,879,482
Topaz Solar Farms LLC 144A 5.75%, 09/30/39	14,866	14,301,418
Transocean, Inc.
6.80%, 03/15/38	15,606	11,104,761
7.50%, 04/15/31	10,131	7,866,722
Travel + Leisure Co.
5.65%, 04/01/24	7,702	7,671,731
6.00%, 04/01/27	10,253	10,072,188
6.60%, 10/01/25	8,970	8,934,886
	Par (000’s)	Value
United States (continued)
Trinity Industries, Inc. 4.55%, 10/01/24	$10,452	$10,104,471
Under Armour, Inc. 3.25%, 06/15/26	15,522	14,116,483
United States Cellular Corp. 6.70%, 12/15/33 †	14,148	13,176,103
United States Steel Corp. 6.65%, 06/01/37 †	7,071	6,761,884
Western Digital Corp.
2.85%, 02/01/29	12,838	10,479,595
3.10%, 02/01/32 †	12,833	9,844,762
Western Midstream Operating LP
3.35%, 02/01/25	18,715	17,894,254
3.95%, 06/01/25	10,224	9,774,144
4.30%, 02/01/30	30,708	28,167,834
4.50%, 03/01/28	10,243	9,691,107
4.65%, 07/01/26	12,151	11,709,797
4.75%, 08/15/28	10,253	9,674,013
5.30%, 03/01/48	17,916	15,695,760
5.45%, 04/01/44	15,372	13,547,728
5.50%, 08/15/48	8,971	7,803,469
5.50%, 02/01/50	25,582	22,221,421
Xerox Corp.
3.80%, 05/15/24	7,684	7,464,814
4.80%, 03/01/35	6,436	4,401,902
6.75%, 12/15/39	8,993	7,028,239
XPO CNW, Inc. 6.70%, 05/01/34	7,667	6,926,043
Yum! Brands, Inc.
5.35%, 11/01/43	7,079	6,066,109
6.88%, 11/15/37	8,336	8,936,859
		2,296,491,983
Total Corporate Bonds (Cost: $3,152,961,023)		2,729,934,176

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.6%
Money Market Fund: 4.6% (Cost: $127,914,741)
State Street Navigator Securities Lending Government Money Market Portfolio	127,914,741	127,914,741
Total Investments: 102.7% (Cost: $3,280,875,764)		2,857,848,917
Liabilities in excess of other assets: (2.7)%		(74,585,918)
NET ASSETS: 100.0%		$2,783,262,999

3

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $133,991,155.
(o)	Perpetual Maturity — the date shown is the next call date
^	Zero Coupon Bond

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $300,903,918, or 10.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	27.3%	$744,492,568
Consumer Cyclicals	20.2	552,686,693
Technology	16.2	441,688,606
Industrials	14.2	387,213,802
Financials	5.4	148,760,808
Real Estate	5.3	144,114,016
Utilities	5.1	140,046,371
Healthcare	3.1	83,797,474
Basic Materials	2.4	65,786,106
Consumer Non-Cyclicals	0.5	14,017,988
Communications	0.3	7,329,744
	100.0%	$2,729,934,176
4